Related Party Transactions - Key management compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Key management compensation
Salaries and other short-term employee benefits	$ 1,153	$ 1,111
Share-based payment	386	155
Post-employment benefits	5	6
Total key management compensation	$ 1,544	$ 1,272